Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
AMC Networks, Inc., Class A*	7,985	$340,400
Angi, Inc.*	32,651	280,145
Cargurus, Inc.*	17,812	568,203
Consolidated Communications Holdings, Inc.*	58,953	423,872
Emerald Holding, Inc.*	76,895	250,678
IDT Corp., Class B*	18,732	703,012
Liberty Latin America Ltd., Class C*	32,701	353,498
QuinStreet, Inc.*	20,909	336,426
Scholastic Corp.	14,097	578,259
Sinclair Broadcast Group, Inc., Class A(a)	14,506	398,625
TEGNA, Inc.	22,542	436,413
Telephone and Data Systems, Inc.	18,487	366,042
TrueCar, Inc.*	88,706	305,149
United States Cellular Corp.*	11,635	356,264
World Wrestling Entertainment, Inc., Class A(a)	7,823	390,681
Ziff Davis, Inc.*	3,541	372,017

Total Communication Services		6,459,684

Consumer Discretionary — 9.0%
1-800-Flowers.com, Inc., Class A*	15,373	261,802
Adtalem Global Education, Inc.*	10,735	315,824
America’s Car-Mart, Inc.*	2,786	264,447
American Eagle Outfitters, Inc.(a)	14,516	331,400
American Public Education, Inc.*	11,913	254,819
Asbury Automotive Group, Inc.*	2,160	347,695
Carriage Services, Inc.	12,062	606,960
Cato Corp. (The), Class A	35,372	584,345
Children's Place, Inc. (The)*	6,090	430,867
Dillard's, Inc., Class A	4,577	1,161,276
Escalade, Inc.	20,299	290,276
Ethan Allen Interiors, Inc.	16,205	408,528
Foot Locker, Inc.	7,546	337,155
Genius Brands International, Inc.*(a)	218,793	192,472
Gentherm, Inc.*	5,727	500,482
Graham Holdings Co., Class B	755	449,316
Green Brick Partners, Inc.*	18,715	443,171
Haverty Furniture Cos., Inc.	12,128	358,019
Hooker Furnishings Corp.	11,642	256,590
iRobot Corp.*	3,474	227,616
Johnson Outdoors, Inc., Class A	2,973	268,224
Lakeland Industries, Inc.*	15,235	320,240
LCI Industries	3,209	395,253
Liquidity Services, Inc.*	22,845	434,740
LL Flooring Holdings, Inc.*	16,897	243,993
MarineMax, Inc.*	8,599	404,669
MDC Holdings, Inc.	7,146	362,231
Motorcar Parts of America, Inc.*	18,865	311,838
Murphy USA, Inc.	2,936	577,394
National Vision Holdings, Inc.*	9,684	395,882
Norwegian Cruise Line Holdings Ltd.*	15,385	320,470
Penske Automotive Group, Inc.	5,290	537,623
Perdoceo Education Corp.*	35,490	391,100
Rent-A-Center, Inc.	7,361	310,266
Rocky Brands, Inc.	7,852	335,909
Sally Beauty Holdings, Inc.*	21,086	362,047
Smith & Wesson Brands, Inc.	24,324	415,454
Standard Motor Products, Inc.	10,208	488,657
Strategic Education, Inc.	4,618	275,510
Superior Group of Cos., Inc.	16,698	341,140
Tri Pointe Homes, Inc.*	20,848	496,391
Unifi, Inc.*	15,401	292,773
Universal Electronics, Inc.*	7,722	274,054
Vista Outdoor, Inc.*	13,235	510,606
Vivint Smart Home, Inc.*(a)	29,641	213,415
Winmark Corp.	2,344	504,944
Zumiez, Inc.*	9,894	444,735

Total Consumer Discretionary		18,252,618

Consumer Staples — 3.6%
BellRing Brands, Inc., Class A*	17,978	437,944
Central Garden & Pet Co., Class A*	8,180	354,439
Coca-Cola Consolidated, Inc.	1,470	842,310
Edgewell Personal Care Co.	10,719	490,930
Ingles Markets, Inc., Class A	6,885	529,663
Medifast, Inc.	2,004	398,215
National Beverage Corp.(a)	9,215	411,634
Nu Skin Enterprises, Inc., Class A	8,025	386,725
Pilgrim's Pride Corp.*	17,842	499,041
Seaboard Corp.	115	439,299
Seneca Foods Corp., Class A*	9,014	421,405
Spectrum Brands Holdings, Inc.	4,994	446,364
Sprouts Farmers Market, Inc.*	15,945	432,747
Universal Corp.	7,195	391,624
USANA Health Sciences, Inc.*	4,349	415,677
Weis Markets, Inc.	7,510	452,402

Total Consumer Staples		7,350,419

Energy — 4.1%
Archrock, Inc.	44,727	377,496
Brigham Minerals, Inc., Class A	28,993	627,409
ChampionX Corp.*	19,533	437,539
Comstock Resources, Inc.*	76,617	596,080
CVR Energy, Inc.	27,963	546,117
Dril-Quip, Inc.*	12,773	323,029
EQT Corp.*	22,845	485,456
Exterran Corp.*	126,327	689,746
Helix Energy Solutions Group, Inc.*	84,051	296,700
International Seaways, Inc.(a)	45,336	661,452
Liberty Oilfield Services, Inc., Class A*	37,596	454,912
NextDecade Corp.*	158,973	351,330
NexTier Oilfield Solutions, Inc.*	114,102	686,894
ProPetro Holding Corp.*	39,818	418,487
Renewable Energy Group, Inc.*	6,427	258,751
REX American Resources Corp.*	5,043	486,297
Solaris Oilfield Infrastructure, Inc., Class A	34,593	266,712
Tellurian, Inc.*(a)	181,393	455,297

Total Energy		8,419,704

Financials — 28.6%
1st Source Corp.	8,921	444,979
Affiliated Managers Group, Inc.	2,848	416,406
Allegiance Bancshares, Inc.	10,470	460,994
A-Mark Precious Metals, Inc.	12,190	754,561
American National Group, Inc.	3,935	742,889
Ameris Bancorp	8,083	398,573
Argo Group International Holdings Ltd.	8,435	478,939
Artisan Partners Asset Management, Inc., Class A	8,136	351,557
Associated Banc-Corp.	19,890	475,371
Atlantic Union Bankshares Corp.	11,065	450,567
Axis Capital Holdings Ltd.	8,563	487,920
Axos Financial, Inc.*	9,029	464,993
B Riley Financial, Inc.	8,262	508,691
BankUnited, Inc.	9,658	403,221

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Banner Corp.	7,959	$494,333
Berkshire Hills Bancorp, Inc.	19,017	562,713
Blucora, Inc.*	25,508	413,740
Brookline Bancorp, Inc.	28,297	483,879
Cadence Bank	13,068	407,330
Cambridge Bancorp	5,034	450,744
Camden National Corp.	8,869	440,434
Cannae Holdings, Inc.*	10,713	319,997
Cathay General Bancorp	10,408	470,025
CBTX, Inc.	13,817	406,634
Central Pacific Financial Corp.	15,909	462,952
City Holding Co.	5,190	416,290
CNO Financial Group, Inc.	17,475	435,826
Cohen & Steers, Inc.	6,579	549,544
Community Trust Bancorp, Inc.	9,640	425,992
Cowen, Inc., Class A	12,076	382,568
CVB Financial Corp.	19,215	423,306
Diamond Hill Investment Group, Inc.	2,964	553,527
Eagle Bancorp, Inc.	7,977	478,381
Enstar Group Ltd.*	1,720	455,938
Enterprise Financial Services Corp.	8,585	425,301
Evercore, Inc., Class A	3,222	402,170
EZCORP, Inc., Class A*	85,404	509,862
Federal Agricultural Mortgage Corp., Class C	4,214	513,265
Financial Institutions, Inc.	14,013	451,779
First Bancshares, Inc. (The)	11,594	418,196
First BankCorp	9,758	428,474
First Busey Corp.	16,548	461,358
First Commonwealth Financial Corp.	29,538	489,149
First Foundation, Inc.	18,093	473,132
First Merchants Corp.	9,128	387,301
First Mid Bancshares, Inc.	9,662	397,591
First of Long Island Corp. (The)	19,975	437,652
Flushing Financial Corp.	19,993	472,035
FNB Corp.	33,422	431,812
Fulton Financial Corp.	25,048	449,612
German American Bancorp, Inc.	9,183	363,647
Greenhill & Co., Inc.	25,756	429,610
Hanmi Financial Corp.	21,513	578,269
Hanover Insurance Group, Inc. (The)	3,279	452,371
HarborOne Bancorp, Inc.	31,511	447,456
HBT Financial, Inc.	24,793	461,398
Heartland Financial USA, Inc.	8,445	439,393
Heritage Commerce Corp.	34,735	432,798
Heritage Financial Corp.	15,030	364,628
Heritage Insurance Holdings, Inc.	38,309	238,665
Hilltop Holdings, Inc.	12,437	410,794
Hingham Institution For Savings The	1,499	581,357
HomeStreet, Inc.	9,631	469,511
Hope Bancorp, Inc.	28,184	472,082
Horace Mann Educators Corp.	9,823	373,372
Houlihan Lokey, Inc.	6,382	678,279
Independent Bank Corp.	17,955	439,538
Interactive Brokers Group, Inc., Class A	5,811	396,252
International Bancshares Corp.	9,144	384,322
Kearny Financial Corp.	35,137	454,673
Lakeland Bancorp, Inc.	24,352	460,983
Lazard Ltd., Class A	9,755	425,708
Live Oak Bancshares, Inc.(a)	6,197	364,755
Mercantile Bank Corp.	13,072	502,880
Merchants Bancorp	15,181	442,526
Mercury General Corp.	6,980	381,527
Metropolitan Bank Holding Corp.*	8,428	842,800
Midland States Bancorp, Inc.	15,301	441,740
MidWestOne Financial Group, Inc.	13,705	437,601
Moelis & Co., Class A	8,294	468,362
MVB Financial Corp.	12,558	502,571
National Western Life Group, Inc., Class A	1,705	364,648
NBT Bancorp, Inc.	10,638	411,478
Northfield Bancorp, Inc.	26,662	420,193
Northwest Bancshares, Inc.	29,374	414,467
OceanFirst Financial Corp.	17,730	402,471
OFG Bancorp	18,765	519,228
Oportun Financial Corp.*	20,495	369,115
Oppenheimer Holdings, Inc., Class A	10,839	459,465
Peapack-Gladstone Financial Corp.	13,745	506,366
PennyMac Financial Services, Inc.	6,348	398,020
Peoples Bancorp, Inc.	12,796	424,187
Pinnacle Financial Partners, Inc.	4,787	462,951
Piper Sandler Cos.	3,933	606,547
Popular, Inc.	6,036	538,230
Preferred Bank	6,665	520,270
Premier Financial Corp.	12,762	380,946
PROG Holdings, Inc.*	9,805	390,337
Provident Financial Services, Inc.	19,051	460,463
QCR Holdings, Inc.	8,989	512,733
Republic Bancorp, Inc., Class A	9,584	469,808
S&T Bancorp, Inc.	12,670	390,363
Safety Insurance Group, Inc.	5,038	414,779
Sandy Spring Bancorp, Inc.	9,773	462,361
Sculptor Capital Management, Inc.	19,399	380,220
Selective Insurance Group, Inc.	5,851	461,644
ServisFirst Bancshares, Inc.(a)	6,921	587,385
Simmons First National Corp., Class A	14,306	409,152
SiriusPoint Ltd.*	41,736	353,504
SLM Corp.	23,620	433,191
Southern First Bancshares, Inc.*	9,054	530,564
SouthState Corp.	5,406	456,320
Stewart Information Services Corp.	8,158	582,726
Towne Bank	13,962	438,128
TriCo Bancshares	8,960	389,491
Trustmark Corp.	12,610	410,834
UMB Financial Corp.	4,597	452,575
United Community Banks, Inc.	12,440	440,252
United Fire Group, Inc.	12,197	304,193
Universal Insurance Holdings, Inc.	29,841	514,459
Univest Financial Corp.	14,846	447,310
Valley National Bancorp	30,892	430,017
Victory Capital Holdings, Inc., Class A	16,606	542,518
Virtus Investment Partners, Inc.	1,802	471,547
Walker & Dunlop, Inc.	4,131	546,986
WesBanco, Inc.	11,771	417,753
Wintrust Financial Corp.	5,600	549,192

Total Financials		58,011,758

Health Care — 11.1%
Akero Therapeutics, Inc.*(a)	14,631	256,335
Alector, Inc.*(a)	21,075	334,249
Alkermes PLC*	22,723	579,437
Allscripts Healthcare Solutions, Inc.*	28,269	571,599
Amneal Pharmaceuticals, Inc.*	63,070	279,400
AngioDynamics, Inc.*	18,139	392,347
Aquestive Therapeutics, Inc.*(a)	81,627	222,025
Arcutis Biotherapeutics, Inc.*	14,672	221,694
Assembly Biosciences, Inc.*	92,274	171,630
Avanos Medical, Inc.*	9,704	293,643
Axogen, Inc.*	20,951	182,483
Axonics, Inc.*	7,087	336,136

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Beam Therapeutics, Inc.*(a)	5,303	$367,021
BioDelivery Sciences International, Inc.*	108,557	397,319
Bioxcel Therapeutics, Inc.*(a)	9,835	166,211
Catalyst Pharmaceuticals, Inc.*	92,073	530,340
Cerus Corp.*	70,625	378,550
Coherus Biosciences, Inc.*	29,053	359,095
Collegium Pharmaceutical, Inc.*	17,910	319,693
Computer Programs and Systems, Inc.*	13,871	392,827
Concert Pharmaceuticals, Inc.*(a)	85,062	257,738
Cross Country Healthcare, Inc.*	33,984	730,996
Eagle Pharmaceuticals, Inc.*	10,169	467,164
Enanta Pharmaceuticals, Inc.*	8,606	511,369
Harpoon Therapeutics, Inc.*	20,290	107,334
Heat Biologics, Inc.*(a)	58,305	170,251
ICU Medical, Inc.*	2,066	440,802
Inogen, Inc.*	8,082	240,278
Integer Holdings Corp.*	4,609	361,392
Invacare Corp.*	52,925	119,081
Kezar Life Sciences, Inc.*	71,218	938,653
Liquidia Corp.*(a)	157,791	893,097
MeiraGTx Holdings PLC*	29,415	440,931
Meridian Bioscience, Inc.*	16,170	337,145
Molecular Templates, Inc.*	33,634	103,593
Myriad Genetics, Inc.*	13,940	366,483
National HealthCare Corp.	5,448	356,299
Natus Medical, Inc.*	16,574	381,865
NextCure, Inc.*	42,403	236,185
NextGen Healthcare, Inc.*	23,451	452,839
Omeros Corp.*(a)	23,846	143,076
Organogenesis Holdings, Inc.*(a)	23,296	179,146
Orthofix Medical, Inc.*	9,791	297,646
Outlook Therapeutics, Inc.*	188,648	267,880
Owens & Minor, Inc.	11,292	475,280
Pennant Group, Inc. (The)*	9,268	154,034
Personalis, Inc.*	17,247	196,443
Premier, Inc., Class A	12,539	479,241
Prestige Consumer Healthcare, Inc.*	9,629	543,557
Radius Health, Inc.*	20,348	154,238
Replimune Group, Inc.*	13,912	275,875
Rocket Pharmaceuticals, Inc.*	9,566	159,178
Scholar Rock Holding Corp.*(a)	8,379	149,230
SeaSpine Holdings Corp.*	24,394	292,240
Select Medical Holdings Corp.	12,447	289,144
Selecta Biosciences, Inc.*	93,803	234,508
Shockwave Medical, Inc.*	3,259	472,457
SIGA Technologies, Inc.*	65,301	425,110
SmileDirectClub, Inc.*(a)	41,170	105,395
Spero Therapeutics, Inc.*(a)	28,835	342,271
Tactile Systems Technology, Inc.*	7,790	122,848
TCR2 Therapeutics, Inc.*	19,224	64,208
TFF Pharmaceuticals, Inc.*(a)	31,279	175,162
Vanda Pharmaceuticals, Inc.*	28,260	428,422
Varex Imaging Corp.*	20,715	540,662
Verastem, Inc.*	171,846	262,924
Vericel Corp.*(a)	7,641	271,867
Voyager Therapeutics, Inc.*(a)	90,119	257,740

Total Health Care		22,425,311

Industrials — 18.3%
ABM Industries, Inc.	8,321	346,903
Acacia Research Corp.*	63,828	287,226
Advanced Drainage Systems, Inc.	4,105	464,234
Alamo Group, Inc.	2,718	382,830
Apogee Enterprises, Inc.	10,383	463,601
Applied Industrial Technologies, Inc.	4,656	456,195
ArcBest Corp.	6,032	533,470
Argan, Inc.	7,956	295,565
ASGN, Inc.*	4,447	510,827
Astec Industries, Inc.	5,628	356,196
Blue Bird Corp.*	16,958	263,019
Boise Cascade Co.	7,669	538,517
BrightView Holdings, Inc.*	25,161	333,886
CBIZ, Inc.*	12,996	502,036
Clean Harbors, Inc.*	5,049	467,285
Comfort Systems USA, Inc.	5,677	509,681
CoreCivic, Inc.*	46,901	474,169
CRA International, Inc.	5,687	483,736
Crane Co.	4,520	467,865
Curtiss-Wright Corp.	3,579	475,255
Custom Truck One Source, Inc.*(a)	45,397	373,163
Ducommun, Inc.*	7,074	309,488
Eagle Bulk Shipping, Inc.	11,751	526,680
EMCOR Group, Inc.	3,784	451,091
Encore Wire Corp.	6,323	712,539
Ennis, Inc.	19,881	376,347
Federal Signal Corp.	11,082	432,420
Franklin Electric Co., Inc.	5,377	466,724
Genco Shipping & Trading Ltd.	42,109	655,216
Gibraltar Industries, Inc.*	4,638	254,162
GrafTech International Ltd.	34,706	363,719
Greenbrier Cos., Inc. (The)	8,989	362,796
Heidrick & Struggles International, Inc.	11,883	520,119
Helios Technologies, Inc.	5,825	446,370
Heritage-Crystal Clean, Inc.*	15,645	447,603
Hillenbrand, Inc.	8,897	413,533
HNI Corp.	10,729	449,974
Hub Group, Inc., Class A*	6,309	477,718
Huron Consulting Group, Inc.*	8,425	371,711
ICF International, Inc.	4,857	458,452
IES Holdings, Inc.*	8,420	415,106
Insperity, Inc.	5,157	554,532
Insteel Industries, Inc.	14,449	546,606
Kelly Services, Inc., Class A	19,060	325,545
Kforce, Inc.	7,919	543,798
Korn Ferry	6,805	451,716
ManTech International Corp., Class A	4,882	352,676
Marten Transport Ltd.	25,837	431,220
MasTec, Inc.*	4,530	390,169
Matson, Inc.	6,364	621,508
Matthews International Corp., Class A	10,732	376,908
Meritor, Inc.*	14,428	332,565
Miller Industries, Inc.	9,189	289,178
Moog, Inc., Class A	5,105	389,205
MRC Global, Inc.*	47,005	348,307
Mueller Industries, Inc.	10,265	530,290
MYR Group, Inc.*	5,922	556,846
National Presto Industries, Inc.	4,159	342,078
Northwest Pipe Co.*	12,701	360,327
PGT Innovations, Inc.*	16,810	319,222
Powell Industries, Inc.	12,532	374,206
Primoris Services Corp.	12,812	329,525
Radiant Logistics, Inc.*	61,073	379,263
Regal Rexnord Corp.	3,119	494,299
Rush Enterprises, Inc., Class A	8,518	449,921
Ryder System, Inc.	5,611	410,669
Saia, Inc.*	1,841	523,359
Schneider National, Inc., Class B	16,999	435,174
Shyft Group, Inc. (The)	11,410	478,535
SPX Corp.*	7,284	380,079

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
SPX FLOW, Inc.	6,702	$577,712
Standex International Corp.	4,441	441,213
Sterling Construction Co., Inc.*	18,296	464,901
Tennant Co.	5,313	410,004
Thermon Group Holdings, Inc.*	21,778	373,493
Timken Co. (The)	5,229	349,297
Titan Machinery, Inc.*	16,645	512,666
Transcat, Inc.*	8,648	820,782
Triton International Ltd.	7,719	466,382
TrueBlue, Inc.*	19,276	512,742
UFP Industries, Inc.	5,597	446,976
Universal Logistics Holdings, Inc.	16,133	274,745
Upwork, Inc.*	9,481	257,883
VSE Corp.	10,746	554,279
Werner Enterprises, Inc.	8,998	401,221

Total Industrials		37,079,449

Information Technology — 12.5%
A10 Networks, Inc.	44,168	653,686
ACI Worldwide, Inc.*	11,155	383,397
ADTRAN, Inc.	25,447	488,837
Amkor Technology, Inc.	17,902	394,202
Belden, Inc.	9,566	535,218
Benchmark Electronics, Inc.	13,728	331,394
Blackbaud, Inc.*	5,972	406,932
Brightcove, Inc.*	21,096	198,935
Cambium Networks Corp.*	9,085	219,675
Cass Information Systems, Inc.	9,174	373,198
ChannelAdvisor Corp.*	18,024	381,027
CommScope Holding Co., Inc.*	27,634	259,483
CommVault Systems, Inc.*	6,581	443,954
Consensus Cloud Solutions, Inc.*	1,180	66,906
CoreCard Corp.*(a)	10,375	384,913
CSG Systems International, Inc.	9,456	536,817
CTS Corp.	13,666	458,494
CyberOptics Corp.*	16,344	613,881
Daktronics, Inc.*	67,697	331,715
Digi International, Inc.*	22,352	499,344
eGain Corp.*	44,727	462,030
ePlus, Inc.*	8,520	391,664
ExlService Holdings, Inc.*	4,708	567,408
FARO Technologies, Inc.*	4,903	266,282
FormFactor, Inc.*	9,409	402,141
GTY Technology Holdings, Inc.*	66,425	335,446
Hackett Group, Inc. (The)	25,897	495,669
Insight Enterprises, Inc.*	4,448	418,779
InterDigital, Inc.	6,690	461,811
Iteris, Inc.*	68,794	273,800
Kimball Electronics, Inc.*	16,452	325,585
Knowles Corp.*	20,290	430,351
Mitek Systems, Inc.*	29,112	476,564
NeoPhotonics Corp.*	35,520	545,587
NETGEAR, Inc.*	10,327	285,748
NetScout Systems, Inc.*	15,073	475,553
Onto Innovation, Inc.*	6,460	591,348
OSI Systems, Inc.*	4,417	366,346
Perficient, Inc.*	7,229	757,744
Photronics, Inc.*	33,006	590,147
Plexus Corp.*	4,622	358,298
Progress Software Corp.	9,634	438,443
Rambus, Inc.*	21,834	551,309
Ribbon Communications, Inc.*	51,700	232,650
Rimini Street, Inc.*	47,320	243,698
Sanmina Corp.*	10,258	387,958
ScanSource, Inc.*	14,172	441,883
SMART Global Holdings, Inc.*	9,223	529,031
Smith Micro Software, Inc.*	77,104	322,295
SPS Commerce, Inc.*	4,274	529,335
Synaptics, Inc.*	3,134	659,237
Teradata Corp.*	11,013	444,265
TTEC Holdings, Inc.	4,226	338,460
TTM Technologies, Inc.*	29,273	394,015
Unisys Corp.*	16,698	304,739
Veeco Instruments, Inc.*(a)	20,466	562,610
VirnetX Holding Corp.*(a)	76,204	172,221
Vishay Intertechnology, Inc.	17,627	365,055
Vishay Precision Group, Inc.*	13,777	441,277
Xerox Holdings Corp.	17,489	369,193
Xperi Holding Corp.	19,497	328,914

Total Information Technology		25,296,897

Materials — 4.7%
American Vanguard Corp.	20,797	315,491
Avient Corp.	8,979	446,885
Clearwater Paper Corp.*	11,283	356,768
Commercial Metals Co.	13,763	460,235
Eagle Materials, Inc.	3,158	460,594
Ecovyst, Inc.	31,366	320,874
Element Solutions, Inc.	23,207	520,765
Greif, Inc., Class A	7,447	440,565
Hawkins, Inc.	12,663	472,583
HB Fuller Co.	6,747	484,232
Kaiser Aluminum Corp.	3,841	367,776
Louisiana-Pacific Corp.	7,653	508,465
Marrone Bio Innovations, Inc.*	203,090	150,084
Materion Corp.	6,408	530,903
Minerals Technologies, Inc.	5,635	394,281
Schnitzer Steel Industries, Inc., Class A	10,157	397,545
Stepan Co.	3,339	367,824
Tredegar Corp.	28,278	332,267
TriMas Corp.	13,999	486,605
UFP Technologies, Inc.*	8,520	604,579
United States Lime & Minerals, Inc.	3,174	401,479
Verso Corp., Class A	29,092	781,993

Total Materials		9,602,793

Real Estate — 2.6%
Alexander & Baldwin, Inc.	25,280	580,176
American Finance Trust, Inc.	43,224	357,030
CTO Realty Growth, Inc.	8,161	478,153
Forestar Group, Inc.*	18,233	363,748
Industrial Logistics Properties Trust	18,351	420,789
Kennedy-Wilson Holdings, Inc.	21,002	471,705
Marcus & Millichap, Inc.*	12,595	589,572
Piedmont Office Realty Trust, Inc., Class A	24,436	433,983
Plymouth Industrial REIT, Inc.	25,190	724,213
PS Business Parks, Inc.	2,819	470,660
RMR Group, Inc. (The), Class A	12,275	392,923

Total Real Estate		5,282,952

Utilities — 2.2%
ALLETE, Inc.	6,317	403,214
Black Hills Corp.	6,357	430,623
California Water Service Group	7,534	467,786
Consolidated Water Co., Ltd.(a)	31,558	320,629
Middlesex Water Co.	5,372	543,861

Schedule of Investments ─ IQ Chaikin U.S. Small Cap ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Otter Tail Corp.	9,193	$582,836
SJW Group	6,739	464,048
South Jersey Industries, Inc.	18,798	470,326
Southwest Gas Holdings, Inc.	6,178	421,216
Unitil Corp.	9,290	436,073

Total Utilities		4,540,612

Total Common Stocks
(Cost $193,345,924)		202,722,197

Short-Term Investments — 1.3%

Money Market Funds — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,399,780	2,399,780
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	274,705	274,705
Total Short-Term Investments
(Cost $2,674,485)		2,674,485

Total Investments — 101.2%
(Cost $196,020,409)		205,396,682
Other Assets and Liabilities, Net — (1.2)%		(2,422,618)
Net Assets — 100.0%		$202,974,064

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,998,706; total market value of collateral held by the Fund was $5,918,466. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,518,686.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$202,722,197	$–	$–	$202,722,197
Short-Term Investments:
Money Market Funds	2,674,485	–	–	2,674,485
Total Investments in Securities	$205,396,682	$–	$–	$205,396,682

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.